Note 17 - Income Taxes (Details 1)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation between amounts of income tax benefit
Federal and state statutory rate	35.00%	35.00%	35.00%
Change in valuation allowance on deferred tax assets	(35.00%)	(35.00%)	(35.00%)